Dispositions and Other Income/(Expense) (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Schedule of Other Income and Expense [Line Items]
Gains on Sales of Real Estate and Property Rights	$ 560	$ 0	$ 0
Litigation Settlement	38	(177)	0
Gain from acquisition of BAMTech	3	255	0
Other income, net	$ 601	$ 78	$ 0